Derivative Instruments - Narrative (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Jun. 29, 2023	Dec. 31, 2022
Term Loan Derivative Settlement
Derivatives, Fair Value [Line Items]
Gain on derivatives	$ 25.8
Interest rate swaps and collars | Term Loan
Derivatives, Fair Value [Line Items]
Notional amount		$ 750.0
Interest rate forward
Derivatives, Fair Value [Line Items]
Notional amount	1,600.0
Interest rate forward | After September 30, 2023
Derivatives, Fair Value [Line Items]
Notional amount	$ 375.0
Additional Interest Rate Swap
Derivatives, Fair Value [Line Items]
Notional amount			$ 975.0